Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements
Note 5. Fair Value Measurements
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair value hierarchy
:

	As of March 31, 2025
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,883	$—	$—	$30,883
U.S. Government money market funds	5,336	—	—	5,336
Mutual funds	5,120	—	—	5,120

Total assets, measured at fair value	$41,339	$—	$—	$41,339

Liabilities:
Earnout share liabilities	$—	$—	$9,507	$9,507

Total liabilities, measured at fair value	$—	$—	$9,507	$9,507

	As of December 31, 2024
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

	As of December 31, 2024
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

Level 1 instruments consisted of U.S. Government treasury securities, U.S. Government money market funds, and mutual funds because they were valued using quoted prices in active markets and can be redeemed on any business days with an intermediary.
Level 3 instruments consisted of earnout share liabilities. The Company has elected to apply the fair value option to measure all historical convertible notes and warrant liabilities (see Notes 8 and 9) and current earnout shares due to the nature of their embedded features.
Changes in the fair value measurement of Level 3 liabilities related to unrealized gains (losses) resulting from remeasurement of our outstanding historical convertible notes and warrant liabilities (see Notes 8 and 9) and current earnout shares. The respective changes for remeasurement are reflected in the change in fair value of convertible notes, change in fair value of warrant liabilities and change in fair value of the earnout liabilities in the condensed consolidated statements of operations.
The changes in the fair values of the Level 3 liabilities were as follows:

(Amounts in thousands)	Pay-to-Play Convertible Notes	2023 Convertible Notes	Warrant liabilities	Earnout share liabilities	Total
Balance as of December 31, 2024	$15,942	$132,687	$14,711	$—	$163,340
Issuance of earnout share awards	—	—	—	126,025	126,025
Change in estimated fair value	27,232	138,471	60,345	(116,518)	109,530
Conversion to common stock	(43,174)	(271,158)	(75,056)	—	(389,388)

Balance as of March 31, 2025	$—	$—	$—	$9,507	$9,507

(Amounts in thousands)	Pay-to-Play Convertible Notes	2023 Convertible Notes	Warrant liabilities	Earnout share liabilities	Total
Balance as of December 31, 2023	$14,641	$18,064	$3,730	$—	$36,435
Issuance of 2023 convertible notes and related warrants	—	10,591	909	—	11,500
Change in estimated fair value	(92)	4,743	3,515	—	8,166

Balance as of March 31, 2024	$14,549	$33,398	$8,154	$—	$56,101

The Company’s convertible notes and related warrants outstanding as of December 31, 2024 were classified within level 3 of the fair value hierarchy because there was no active market for the liabilities or similar instruments.

There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the three months ended March 31, 2025 or 2024.
Upon the consummation of the Merger, all then outstanding convertible notes and warrant liabilities were converted into shares of common stock (see Note 3).

Note 4. Fair Value Measurements
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

		December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government treasury securities	$30,580	$—	$—	$30,580
U.S. Government money market funds	9,247	—	—	9,247
Mutual funds	5,067	—	—	5,067

Total assets, measured at fair value	$44,894	$—	$—	$44,894

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,942	$15,942
2023 Convertible notes	—	—	132,687	132,687
Warrant liabilities	—	—	14,711	14,711

Total liabilities, measured at fair value	$—	$—	$163,340	$163,340

		December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

Level 1 instruments consisted of U.S. Government treasury securities, U.S. Government money market funds, and mutual funds because they were valued using quoted prices in active markets and can be redeemed on any business days with an intermediary.
Level 3 instruments consisted of the Company’s
Pay-to-Play
Convertible Notes (“P2P Notes”), the 2023 Convertible Notes, and warrant liabilities comprised of the Company’s Series D Shadow preferred stock warrants, Series
D-2
Shadow preferred stock warrants, the warrants issued with the P2P Notes and the 2023 Convertible Notes, and the pre-funded
common stock warrants (see Notes 7 and 8). The Company has elected to apply the fair value option to measure all convertible notes due to the nature of their embedded features.
Changes in the fair value measurement of Level 3 liabilities related to unrealized gains (losses) resulting from remeasurement of the Company’s outstanding convertible notes and warrant liabilities (see Notes 7 and 8) are reflected in the change in fair value of convertible notes and change in fair value of warrant liabilities in the consolidated statements of operations.

The change in the fair value of the Level 3 liabilities during the years ended December 31, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2023	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,301	8,721	5,701	15,723

Balance at December 31, 2024	$15,942	$132,687	$14,711	$163,340

The Company’s convertible notes and related warrants were classified within level 3 of the fair value hierarchy because there was no active market for the liabilities or similar instruments.
There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the years ended December 31, 2024 and 2023. Certain existing investors invested in P2P Notes during the year ended December 31, 2023, and accordingly, their common stock warrants were converted into Series D Shadow preferred stock warrants and reclassified as warrant liabilities (see Notes 7, 8 and 13).
Effective with the Merger on January 13, 2025, all outstanding convertible notes and outstanding warrant liabilities were converted (see Note 1).